Intangible Assets and Goodwill Goodwill By Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Goodwill [Roll Forward]
Goodwill Beginning of Period	$ 22,798	$ 22,424
Goodwill, related to acquisitions	678	338
Goodwill, Written off Related to Sale of Business Unit	(741)	(71)
Currency translation/Other	(903)	107
Goodwill End of Period	21,832	22,798
Consumer [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	8,531	8,519
Goodwill, related to acquisitions	13	83
Goodwill, Written off Related to Sale of Business Unit	(138)	(71)
Currency translation/Other	(731)	0
Goodwill End of Period	7,675	8,531
Pharmaceutical [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	2,068	1,792
Goodwill, related to acquisitions	665	246
Goodwill, Written off Related to Sale of Business Unit	0	0
Currency translation/Other	(107)	30
Goodwill End of Period	2,626	2,068
Medical Devices [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	12,199	12,113
Goodwill, related to acquisitions	0	9
Goodwill, Written off Related to Sale of Business Unit	(603)	0
Currency translation/Other	(65)	77
Goodwill End of Period	$ 11,531	$ 12,199